Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.08%
Brazil–8.54%
Arcos Dorados Holdings, Inc., Class A	3,129,406	$24,252,896
MercadoLibre, Inc.(a)	10,098	19,410,275
Multiplan Empreendimentos Imobiliarios S.A.	4,719,429	18,089,375
PRIO S.A.	816,700	5,728,310
Raia Drogasil S.A.	4,541,136	16,388,046
TOTVS S.A.	5,754,200	33,536,341
		117,405,243
China–21.81%
Airtac International Group	1,454,000	37,915,280
China Mengniu Dairy Co. Ltd.	6,035,000	12,097,739
China Resources Beer (Holdings) Co. Ltd.	2,564,500	7,774,920
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	5,415,200	36,569,540
Kanzhun Ltd., ADR(a)	560,329	8,074,341
Shenzhen Inovance Technology Co. Ltd., A Shares	3,909,803	32,552,948
Sunresin New Materials Co. Ltd., A Shares	2,244,850	15,256,261
Tencent Holdings Ltd.	1,094,000	57,561,009
Tongcheng Travel Holdings Ltd.(b)	19,397,200	48,897,479
Trip.com Group Ltd.(a)	392,400	27,559,852
Wuliangye Yibin Co. Ltd., A Shares	885,360	15,613,854
		299,873,223
Egypt–2.09%
Eastern Co. S.A.E.	21,561,154	12,504,010
EFG Holding S.A.E.(a)	38,156,530	16,255,972
		28,759,982
France–2.76%
Bollore SE	6,429,033	37,982,729
Hong Kong–1.84%
AIA Group Ltd.	3,596,200	25,281,803
Hungary–2.96%
Richter Gedeon Nyrt	1,569,783	40,655,103
India–11.16%
Cyient Ltd.	698,708	11,683,581
Emami Ltd.	2,331,361	15,827,932
HDFC Bank Ltd., ADR	935,675	56,739,332
MakeMyTrip Ltd.(a)(c)	143,741	15,706,579
Reliance Industries Ltd.	1,426,231	20,755,738
SBI Life Insurance Co. Ltd.(b)	1,915,362	32,715,210
		153,428,372
Indonesia–5.69%
PT Bank Central Asia Tbk	65,316,600	37,732,071
PT Bank Rakyat Indonesia (Persero) Tbk	64,275,600	16,597,711
PT Kalbe Farma Tbk	309,049,700	23,966,519
		78,296,301
Shares		Value
Macau–0.95%
Galaxy Entertainment Group Ltd.	2,993,000	$13,024,244
Malaysia–1.03%
KPJ Healthcare Bhd.	27,904,100	14,101,139
Mexico–3.04%
Bolsa Mexicana de Valores S.A.B. de C.V.	13,286,777	20,447,607
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,229,010	21,333,000
		41,780,607
Netherlands–1.38%
Prosus N.V.(a)	495,090	18,911,214
Nigeria–1.13%
Zenith Bank PLC	454,992,964	15,489,247
Philippines–4.78%
BDO Unibank, Inc.	15,086,072	35,514,730
SM Investments Corp.	748,150	9,967,685
SM Prime Holdings, Inc.	51,282,500	20,280,704
		65,763,119
Poland–1.05%
Allegro.eu S.A.(a)(b)	1,977,041	14,508,972
Russia–0.00%
Detsky Mir PJSC(a)(d)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12
Sberbank of Russia PJSC(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15
		46
South Africa–1.34%
Naspers Ltd.	87,117	18,366,891
South Korea–2.99%
LEENO Industrial, Inc.	79,922	11,667,876
Samsung Electronics Co. Ltd.	825,049	29,465,569
		41,133,445
Taiwan–15.22%
ASPEED Technology, Inc.	90,000	9,492,249
MediaTek, Inc.	1,137,000	49,240,088
Taiwan Semiconductor Manufacturing Co. Ltd.	3,940,000	131,489,956
Visual Photonics Epitaxy Co. Ltd.	3,888,000	19,059,348
		209,281,641
Thailand–3.81%
Bangkok Dusit Medical Services PCL, Foreign Shares	43,997,900	30,655,569
Central Pattana PCL, Foreign Shares	13,835,300	21,668,940
		52,324,509
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
United Arab Emirates–4.51%
Emaar Properties PJSC	16,904,419	$62,044,471
Total Common Stocks & Other Equity Interests (Cost $1,120,428,092)		1,348,412,301
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f)	7,656,079	7,656,079
Invesco Treasury Portfolio, Institutional Class, 4.29%(e)(f)	14,220,417	14,220,417
Total Money Market Funds (Cost $21,876,496)		21,876,496
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.67% (Cost $1,142,304,588)		1,370,288,797
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.18%
Invesco Private Government Fund, 4.35%(e)(f)(g)	4,492,440	$4,492,440
Invesco Private Prime Fund, 4.48%(e)(f)(g)	11,689,184	11,692,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,185,131)		16,185,131
TOTAL INVESTMENTS IN SECURITIES—100.85% (Cost $1,158,489,719)		1,386,473,928
OTHER ASSETS LESS LIABILITIES–(0.85)%		(11,629,879)
NET ASSETS–100.00%		$1,374,844,049
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $132,691,201, which represented 9.65% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,599,069	$26,507,698	$(28,450,688)	$-	$-	$7,656,079	$109,476
Invesco Treasury Portfolio, Institutional Class	17,828,826	49,228,584	(52,836,993)	-	-	14,220,417	201,565
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,559	6,416,329	(6,372,448)	-	-	4,492,440	50,813*
Invesco Private Prime Fund	11,604,321	16,468,732	(16,380,363)	954	(953)	11,692,691	134,691*
Total	$43,480,775	$98,621,343	$(104,040,492)	$954	$(953)	$38,061,627	$496,545

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$117,405,243	$—	$—	$117,405,243
China	8,074,341	291,798,882	—	299,873,223
Egypt	12,504,010	16,255,972	—	28,759,982
France	—	37,982,729	—	37,982,729
Hong Kong	—	25,281,803	—	25,281,803
Hungary	—	40,655,103	—	40,655,103
India	72,445,911	80,982,461	—	153,428,372
Indonesia	—	78,296,301	—	78,296,301
Macau	—	13,024,244	—	13,024,244
Malaysia	—	14,101,139	—	14,101,139
Mexico	41,780,607	—	—	41,780,607
Netherlands	—	18,911,214	—	18,911,214
Nigeria	—	15,489,247	—	15,489,247
Philippines	—	65,763,119	—	65,763,119
Poland	—	14,508,972	—	14,508,972
Russia	—	—	46	46
South Africa	—	18,366,891	—	18,366,891
South Korea	—	41,133,445	—	41,133,445
Taiwan	—	209,281,641	—	209,281,641
Thailand	—	52,324,509	—	52,324,509
United Arab Emirates	—	62,044,471	—	62,044,471
Money Market Funds	21,876,496	16,185,131	—	38,061,627
Total Investments	$274,086,608	$1,112,387,274	$46	$1,386,473,928
Invesco EQV Emerging Markets All Cap Fund